INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Disclosure of detailed information about inventories
The Company’s inventories are comprised of the following balances as at September 30, 2024 and September 30, 2023:

	SEPTEMBER 30, 2024
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$1,390	$2,225	$3,615
Dry cannabis
Available for packaging	12,059	10,570	22,629
Packaged inventory	3,297	2,493	5,790
Flower and trim available for extraction	1,354	1,950	3,304
Concentrated extract	7,283	3,833	11,116
Formulated extracts
Available for packaging	5,958	2,091	8,049
Packaged inventory	3,119	366	3,485
Packaging and supplies	9,363	—	9,363
	$43,823	$23,528	$67,351

	SEPTEMBER 30, 2023
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$1,033	$949	$1,982
Dry cannabis
Available for packaging	15,250	16,398	31,648
Packaged inventory	4,634	1,559	6,193
Flower and trim available for extraction	1,180	1,602	2,782
Concentrated extract	3,745	2,111	5,856
Formulated extracts
Available for packaging	3,681	366	4,047
Packaged inventory	2,224	80	2,304
Packaging and supplies	8,786	—	8,786
	$40,533	$23,065	$63,598